Other Equity Instruments - Summary of Other Equity Instruments (Detail) Unit_pure in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		2,363	2,569	2,571
Shares granted		32	27	22
Shares vested		(23)	(21)	(25)
Securities redeemed		(429)	(212)
Ending balance		1,943	2,363	2,569
Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		2,363	2,569
Shares granted		32	27
Shares vested		(23)	(21)
Securities redeemed		(429)	(212)
Ending balance		1,943	2,363	2,569
Perpetual contingent convertible securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		500	500	500
Shares granted		0
Shares vested		0
Securities redeemed		0
Ending balance		500	500	500
Perpetual contingent convertible securities [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		500	500
Shares granted		0
Shares vested		0
Securities redeemed		0
Ending balance		500	500	500
Junior perpetual capital securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		1,352	1,564	1,564
Shares granted		0
Shares vested		0
Securities redeemed		(429)	(212)
Ending balance		923	1,352	1,564
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		1,352	1,564
Shares granted		0
Shares vested		0
Securities redeemed		(429)	(212)
Ending balance		923	1,352	1,564
Perpetual cumulative subordinated bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		454	454	454
Shares granted		0
Shares vested		0
Securities redeemed		0
Ending balance		454	454	454
Perpetual cumulative subordinated bonds [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance		454	454
Shares granted		0
Shares vested		0
Securities redeemed		0
Ending balance		454	454	454
Long term incentive plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	[1]	57	50	53
Shares granted	[1]	32	27	22
Shares vested	[1]	(23)	(21)	(25)
Securities redeemed	[1]	0
Ending balance	[1]	66	57	50
Long term incentive plans [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	[1]	57	50
Shares granted	[1]	32	27
Shares vested	[1]	(23)	(21)
Securities redeemed	[1]	0
Ending balance	[1]	66	57	50

[1]	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.